Income Taxes - Reconciliation of unrecognized tax benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Oct. 29, 2016	Oct. 31, 2015	Oct. 31, 2014
Income Tax Disclosure [Abstract]
Balance at beginning of year	$ 4,166	$ 4,612	$ 4,509
Additions (reductions) for tax positions in prior year	(1,501)	74	80
Additions for tax positions in current year	192	16	23
Cash settlements with taxing authorities	(34)	(430)
Statute of limitations	(144)	(106)
Balance at end of year	$ 2,679	$ 4,166	$ 4,612